Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share for Class A and Class B ordinary shares:
Earnings per share
15.	Earnings per share

The following table sets forth the basic and diluted net income per Class A ordinary shares computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic and diluted earnings per Class A ordinary share calculation:
Numerator:
Net income attributable to the Lucas GC Limited’s ordinary shareholders	77,668	39,789	9,782

Denominator:
Weighted average ordinary shares outstanding-basic and diluted	1,951,583	1,982,228	2,409,466

Income per ordinary share basic and diluted	39.80	20.07	4.06

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)